Equity Based Compensation (Disclosure of Share-based Compensation Arrangements by Share-based Payment Award) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 49.63	$ 46.30	$ 41.91
Options, Grants in Period, Weighted Average Exercise Price	$ 58.77	$ 56.65	$ 59.74
Exercised / Lapsed	$ 44.89	$ 29.96	$ 35.26
Forfeited	$ 53.85	$ 52.89	$ 45.50
Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 52.77	$ 49.63	$ 46.30
Options exercisable	$ 50.64
Options, Outstanding, Intrinsic Value	$ 20.1
Options, Exercisable, Intrinsic Value	$ 18.1
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, Number, Beginning Balance	3,454,395,000	3,106,880,000	3,382,316,000
Options, Grants in Period, Net of Forfeitures	748,577,000	685,331,000	503,259,000
Exercised / Lapsed	(811,684,000)	(287,485,000)	(736,452,000)
Forfeited	(40,028,000)	(50,331,000)	(42,243,000)
Outstanding, Number, Ending Balance	3,351,260,000	3,454,395,000	3,106,880,000
Options exercisable	2,228,677,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, Number, Beginning Balance	705,330	755,666	701,542
Options, Grants in Period, Net of Forfeitures	261,322	257,679	222,580
Exercised / Lapsed	(224,377)	(282,035)	(146,638)
Forfeited	(29,934)	(25,980)	(21,818)
Outstanding, Number, Ending Balance	712,341	705,330	755,666